MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 6

Client Name:
Client Project Name:	MSRM 2026-DSC3
Start - End Dates:	11/18/2025 - 6/1/2026
Deal Loan Count:	25

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Total				3

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.